Derivative financial instruments - Carrying and notional amounts of hedges (Details) $ in Millions	Dec. 31, 2025 USD ($) MMBTU	Dec. 31, 2024 USD ($) MMBTU
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	$ 780	$ 2,654
Cash flow hedges
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	0	0
Highly probable forecast capital expenditure | Cash flow hedges | Foreign exchange risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	0	0
Nominal amounts of hedging instruments	87	95
Highly probable forecast sales | Cash flow hedges | Commodity price risk
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	0	0
Hedging instrument, liabilities	$ 0	$ 0
Nominal Amounts Of Hedging Instruments | MMBTU	(686,000,000)	(209,000,000)